Summary of Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Summary of property, plant and equipment useful life

New and amended standards and interpretations adopted by the Group

Effective for annual periods beginning on or after
Amendments to IAS 1, IAS 8, IFRS 9 and IFRS 17*	General Improvements	January 1, 2023
Amendments to IAS 12†	International Tax Reform - Pillar Two Model Rules	January 1, 2023

* There was no significant impact to the consolidated financial statements from adoption.

† The Group has adopted the amendments and applied the temporary exception to recognizing and disclosing information about deferred income tax assets and liabilities arising from tax law enacted or substantively enacted to implement the Pillar Two Model Rules published by the Organization for Economic Co-operation and Development. The Group will continue to evaluate the impact of these amendments, and reflect the new disclosures in the consolidated financial statements as at and for the year ending December 31, 2023.

2.
Summary of Accounting Policies (continued)

New and amended standards and interpretations not yet adopted by the Group

Effective for annual periods beginning on or after
Amendments to IAS 1*	Minimum structure guidelines content in financial statements.	January 1, 2024
Amendments to IFRS 16*	Lease liability in a sale and leaseback transaction.	January 1, 2024
Amendments to IAS 7 and IFRS 7*	Disclosures on supplier finance arrangements and their effects in the financial statements.	January 1, 2024
Amendments to IAS 28 and IFRS 10*	Sale or contribution of assets between an investor and its associate or joint venture.	To be determined

* The Company does not expect the adoption of these standards to have a material impact on the consolidated financial statements.